Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
2012	¥ 83,115
2013	75,545
2014	68,625
2015	60,084
2016	¥ 53,744